RELATED PARTIES (Tables)	6 Months Ended
Jun. 30, 2021
RELATED PARTIES
Schedule of related party transactions

	Assets		Liabilities		Financial result		Operating result
	June 30,	December 31,	June 30,	December 31,	June 30,	June 30,	June 30,	June 30,
	2021	2020	2021	2020	2021	2020	2021	2020
Transactions with controlling shareholders
Suzano Holding	4	3				(653)	(1,303)	(1,806)
	4	3				(653)	(1,303)	(1,806)

Transactions with companies of the Suzano Group and other related parties
Management (expect compensation - note 11.2)			(6)	(5)			(118)	(831)
Bexma Participações Ltda	1	1					20	7
Bizma Investimentos Ltda	1	1					4	7
Ensyn Technologies		2,829			1		0	0
Fundação Arimax							1	1
Ibema Companhia Brasileira de Papel (1)	56,040	56,013	(2,908)	(2,834)			(3.346)	46.588
Instituto Ecofuturo - Futuro para o Desenvolvimento Sustentável	1	1	(48)				(2.242)	(2.379)
IPLF Holding S.A.							8	2
Mabex Representações e Participações Ltda							0	(50)
Nemonorte Imóveis e Participações Ltda				(15)			(92)	(99)
	56,043	58,845	(2,962)	(2,854)	1		(5.765)	43.246
	56,047	58,848	(2,962)	(2,854)	1	(653)	(7.068)	41.440

Assets
Trade accounts receivable	53,602	47,685
Other assets	2,445	11,163
Liabilities
Trade accounts payable			(2,957)	(2,849)
Other liabillities			(5)	(5)
	56,047	58,848	(2,962)	(2,854)

1) Refers mainly to the sale of pulp.

Schedule of management compensation

	June 30,	June 30,
	2021	2020
Short-term benefits
Salary or compensation	23,665	22,866
Direct and indirect benefits	407	450
Bonus	3,274	3,250
	27,346	26,566
Long-term benefits
Share-based compensation plan	48,042	45,529
	48,042	45,529
	75,388	72,095